Leases (Tables) - Revelyst Business	3 Months Ended
Jun. 30, 2024
Lessee, Lease, Description [Line Items]
Assets And Liabilities, Lessee
The amounts of assets and liabilities related to our operating leases were as follows:

		March 31,
	Balance Sheet Caption	2024	2023
Assets:
Operating lease assets	Operating lease assets	$99,705	$99,456

Liabilities:
Current:
Operating lease liabilities	Other current liabilities	$12,117	$14,010
Long-term:
Operating lease liabilities	Long-term operating lease liabilities	100,070	97,105
Total lease liabilities		$112,187	$111,115
The amounts of assets and liabilities related to our operating leases were as follows:

	Balance sheet caption	June 30, 2024	March 31, 2024
Assets:
Operating lease assets	Operating lease assets	$93,957	$99,705

Liabilities:
Current:
Operating lease liabilities	Other current liabilities	$12,720	$12,117
Long-term:
Operating lease liabilities	Long-term operating lease liabilities	95,316	100,070
Total lease liabilities		$108,036	$112,187

Lease, Cost
The components of lease expense are recorded to cost of sales and selling, general, and administrative expenses in the combined statements of comprehensive income (loss). The components of lease expense were as follows:

	Years ended March 31,
	2024	2023
Fixed operating lease costs(1)	$22,702	$23
Variable operating lease costs	3,849	3
Operating and Sublease income	(893)	(1)
Net lease costs	$25,658	$25
______________
(1)Includes short-term leases, which are immaterial.
The weighted average remaining lease term and weighted average discount rate is as follows:

	March 31,
	2024	2023
Weighted Average Remaining Lease Term (Years):
Operating leases	9.21	10.13

Weighted Average Discount Rate:
Operating leases	8.68%	8.48%
Supplemental cash flow information related to leases is as follows:

	Years ended March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows - operating leases	$23,468	$19,146
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$19,816	$34,196
ROU asset re-measurement	(5,840)	10,799
The components of lease expense are recorded to cost of sales and selling, general, and administrative expenses in the condensed combined statements of comprehensive loss. The components of lease expense were as follows:

	Three months ended
	June 30, 2024	June 25, 2023
Fixed operating lease costs(1)	$5,406	$6,004
Variable operating lease costs	1,085	1,083
Operating and Sublease income	(160)	(192)
Net lease costs	$6,331	$6,895
__________________
(1)Includes short-term leases, which are immaterial.
The weighted average remaining lease term and weighted average discount rate is as follows:

	June 30, 2024	March 31, 2024
Weighted average remaining lease term (years):
Operating leases	9.15	9.21

Weighted average discount rate:
Operating leases	8.73%	8.68%
Supplemental cash flow information related to leases is as follows:

	Three months ended
	June 30, 2024	June 25, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows - operating leases	$5,398	$5,948
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$61	$2,751
ROU asset re-measurement	(1,249)	(626)

Lessee, Operating Lease, Liability, to be Paid, Maturity
The approximate future minimum lease payments under operating leases were as follows:

Fiscal year 2025	$21,148
Fiscal year 2026	20,872
Fiscal year 2027	19,156
Fiscal year 2028	16,804
Fiscal year 2029	16,095
Thereafter	72,866
Total lease payments	166,941
Less imputed interest	(54,754)
Present value of lease liabilities	$112,187
The approximate future minimum lease payments under operating leases as of June 30, 2024 were as follows:

Remainder of fiscal year 2025	$16,125
Fiscal year 2026	20,136
Fiscal year 2027	18,355
Fiscal year 2028	16,699
Fiscal year 2029	16,095
Thereafter	72,882
Total lease payments	160,292
Less imputed interest	(52,256)
Present value of lease liabilities	$108,036